Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reconciliation of Segment Information to Total Consolidated Information
Presented in the table below is segment information for the periods identified and a reconciliation of segment information to total consolidated information.

(In millions)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2014
Total revenues
Third party	$6,510.4	$1,209.2	$—	$7,719.6
Intersegment	4.8	9.0	(13.8)	—
Total	$6,515.2	$1,218.2	$(13.8)	$7,719.6

Segment profitability	$1,870.3	$664.5	$(1,182.2)	$1,352.6

Year Ended December 31, 2013
Total revenues
Third party	$5,900.6	$1,008.5	$—	$6,909.1
Intersegment	5.7	19.3	(25.0)	—
Total	$5,906.3	$1,027.8	$(25.0)	$6,909.1

Segment profitability	$1,656.3	$461.6	$(982.4)	$1,135.5

Year Ended December 31, 2012
Total revenues
Third party	$5,946.2	$849.9	$—	$6,796.1
Intersegment	3.1	37.0	(40.1)	—
Total	$5,949.3	$886.9	$(40.1)	$6,796.1

Segment profitability	$1,706.8	$319.2	$(916.6)	$1,109.4
____________

(1)
Includes certain corporate general and administrative and R&D expenses; litigation settlements, net; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.

Net Revenues Classified Based on Therapeutic Product Categories
The Company’s net sales are generated via the sale of products in the following therapeutic categories:

	Year Ended December 31,
(In millions)	2014	2013	2012
Allergy	$1,017.5	$850.2	$741.5
Anti-infectives	1,264.4	1,080.3	1,034.3
Cardiovascular	955.9	1,162.3	1,156.3
Central Nervous System	1,318.6	1,393.3	1,473.9
Dermatological	223.8	247.9	157.3
Endocrine and Metabolic	778.7	568.3	645.9
Gastrointestinal	344.6	365.8	418.9
Renal and Genitourinary Agents	609.5	191.1	164.8
Respiratory System	252.3	259.7	229.3
Other (1)	881.2	737.7	728.0
	$7,646.5	$6,856.6	$6,750.2
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net sales.

Net Revenues Classified Based on Geographic Location of Customers
At January 1, 2014, the regions within the Generic Segment were recast to North America, Europe, and Rest of World, which are the Company’s principal geographic markets. Net sales are classified based on the geographic location of the customers and are as follows:

	Year Ended December 31,
(In millions)	2014	2013	2012
North America
United States	$4,425.3	$3,866.8	$3,893.4
Other	123.1	121.5	167.3
Europe (1)	1,476.8	1,429.7	1,297.6
Rest of World (2)	1,621.3	1,438.6	1,391.9
	$7,646.5	$6,856.6	$6,750.2
 ____________

(1)	Net sales in France consisted of approximately 9%, 10% and 9% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)	Net sales in India consisted of approximately 12%, 11% and 10% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.